                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Value-Added Market Series - Equity Portfolio
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

Item 1: Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value-Added Market Series -- Equity Portfolio performed during the annual period. The portfolio management team will provide an overview of the market climate and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended June 30, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED JUNE 30, 2003

                                                                 LIPPER
                                                    S&P       MULTI CAP
                                                    500      CORE FUNDS
 CLASS A    CLASS B     CLASS C    CLASS D     INDEX(1)        INDEX(2)
-----------------------------------------------------------------------
  -0.32%     -1.08%      -1.09%     -0.09%        0.26%            1.30%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The S&P 500 Index ended the 12-month period essentially flat, though the market exhibited tremendous short-term volatility within that time. Contributing factors included the uncertain state of the U.S. economy, geopolitical tensions leading up to the war in Iraq and weak corporate results. In March, the market bottomed when consumer confidence and other indicators began to show signs of life. Since that time, falling oil prices and accommodative fiscal and monetary policy have helped boost the equity market.

Sector performance during the period showed a clear demarcation between the best and worst performers. Sectors such as technology and telecommunications that lost most heavily during the bear market were among the best performers during the rebound, at least partially because of their low valuations. The strongest gainers tended to be the most speculative companies. Conversely, those sectors that were bear market stalwarts such as consumer discretionary companies lagged in the late-period rally.

PERFORMANCE ANALYSIS

The Fund slightly underperformed the benchmark S&P 500 Index for the 12-month period ended June 30, 2003. The Fund's strategy of approximately equally weighting index constituents led to a slightly overweighted position, relative to the S&P 500 Index, in consumer discretionary stocks, which underperformed in the rally at the end of the period. The Fund's performance was also impacted by its underweighted exposure, relative to the S&P 500 Index, to the health-care sector, which was a drag on relative performance because of the sector's strong performance relative to the broader market.

Underperformance in these sectors was somewhat offset by strong performance in the Fund's technology and utilities holdings.

TOP 10 HOLDINGS

Compuware Corp.                              0.21%
Maytag Co.                                   0.21
eBay Inc.                                    0.21
McDermott Intl.                              0.21
Allegheny Energy Inc.                        0.21
Sara Lee Corp.                               0.20
QLogic Corp.                                 0.20
Verizon Communications                       0.20
Lehman Brothers Hldgs Inc.                   0.20
Tupperware Corp.                             0.20

TOP FIVE INDUSTRIES

Electric Utilities                           5.28%
Semiconductors                               2.99
Medical Specialties                          2.80
Major Banks                                  2.76
Packaged Software                            2.58

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND INVESTS IN APPROXIMATELY EQUAL PORTIONS OF ALL 500 STOCKS COMPOSING THE S&P 500 INDEX. WE MONITOR AND ADJUST HOLDINGS AT LEAST ANNUALLY IN AN EFFORT TO APPROXIMATELY WEIGHT EACH SECURITY IN THE FUND'S PORTFOLIO EQUALLY TO THE EXTENT PRACTICABLE.

2. APPROXIMATELY EQUAL WEIGHTING ENABLES SMALL- AND MID-SIZED COMPANIES POTENTIALLY TO HAVE A GREATER IMPACT ON THE FUND'S PERFORMANCE. THIS STRATEGY MAY GIVE THE FUND A POTENTIAL PERFORMANCE ADVANTAGE OVER CAP-WEIGHTED INDEX FUNDS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B SHARES

                   FUND            S&P 500(1)      LIPPER(2)
30-Jun-93          $ 10,000        $ 10,000        $ 10,000
30-Jun-94          $ 10,226        $ 10,141        $ 10,313
30-Jun-95          $ 12,416        $ 12,784        $ 12,452
30-Jun-96          $ 14,808        $ 16,108        $ 15,406
30-Jun-97          $ 18,466        $ 21,695        $ 19,523
30-Jun-98          $ 22,499        $ 28,241        $ 24,383
30-Jun-99          $ 25,530        $ 34,666        $ 28,085
30-Jun-00          $ 24,579        $ 37,177        $ 31,889
30-Jun-01          $ 27,406        $ 31,661        $ 28,035
30-Jun-02          $ 25,424        $ 25,971        $ 23,126
30-Jun-03          $ 25,148(#)     $ 26,038        $ 23,427

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2003

                              CLASS A SHARES*         CLASS B SHARES**       CLASS C SHARES+         CLASS D SHARES++
                            (SINCE 07/28/97)        (SINCE 12/01/87)        (SINCE 7/28/97)         (SINCE 7/28/97)
SYMBOL                                 VADAX                   VADBX                  VADCX                   VADDX
------------------------------------------------------------------------------------------------------------------------
1 YEAR                                 (0.32%)(3)              (1.08%)(3)             (1.09%)(3)              (0.09%)(3)
                                       (5.55)(4)               (6.03)(4)              (2.08)(4)

5 YEARS                                 2.98(3)                 2.25(3)                2.23(3)                 3.22(3)
                                        1.88(4)                 1.97(4)                2.23(4)

10 YEARS                                                        9.66(3)
                                                                9.66(4)

SINCE INCEPTION                         5.11(3)                11.56(3)                4.34(3)                 5.36(3)
                                        4.16(4)                11.56(4)                4.34(4)

----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

#    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2003.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (99.4%)
           ADVERTISING/MARKETING SERVICES (0.4%)
 169,800   Interpublic Group of Companies, Inc.....  $    2,271,924
  31,300   Omnicom Group, Inc......................       2,244,210
                                                     --------------
                                                          4,516,134
                                                     --------------
           AEROSPACE & DEFENSE (1.4%)
  67,000   Boeing Co...............................       2,299,440
  31,000   General Dynamics Corp...................       2,247,500
 109,500   Goodrich Corp...........................       2,299,500
  47,000   Lockheed Martin Corp....................       2,235,790
  26,500   Northrop Grumman Corp...................       2,286,685
  69,000   Raytheon Co.............................       2,265,960
  91,700   Rockwell Collins, Inc...................       2,258,571
                                                     --------------
                                                         15,893,446
                                                     --------------
           AGRICULTURAL COMMODITIES/ MILLING (0.2%)
 178,000   Archer-Daniels-Midland Co...............       2,290,860
                                                     --------------
           AIR FREIGHT/COURIERS (0.4%)
  36,800   FedEx Corp..............................       2,282,704
  36,000   United Parcel Service, Inc. (Class B)...       2,293,200
                                                     --------------
                                                          4,575,904
                                                     --------------
           AIRLINES (0.4%)
 157,800   Delta Air Lines, Inc....................       2,316,504
 132,300   Southwest Airlines Co...................       2,275,560
                                                     --------------
                                                          4,592,064
                                                     --------------
           ALTERNATIVE POWER GENERATION (0.2%)
 341,300   Calpine Corp.*..........................       2,252,580
                                                     --------------
           ALUMINUM (0.2%)
  89,600   Alcoa, Inc..............................       2,284,800
                                                     --------------
           APPAREL/FOOTWEAR (1.2%)
  64,000   Cintas Corp.............................       2,268,160
  77,200   Jones Apparel Group, Inc.*..............       2,258,872
  64,300   Liz Claiborne, Inc......................       2,266,575
  42,700   Nike, Inc. (Class B)....................       2,284,023

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  67,000   Reebok International Ltd.*..............  $    2,253,210
  66,000   VF Corp.................................       2,247,300
                                                     --------------
                                                         13,578,140
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (0.8%)
 122,000   Gap, Inc. (The).........................       2,288,720
 146,600   Limited Brands, Inc.....................       2,272,300
 116,000   Nordstrom, Inc..........................       2,264,320
 120,000   TJX Companies, Inc. (The)...............       2,260,800
                                                     --------------
                                                          9,086,140
                                                     --------------
           AUTO PARTS: O.E.M. (1.0%)
 195,000   Dana Corp...............................       2,254,200
 262,200   Delphi Corp.............................       2,262,786
  28,500   Eaton Corp..............................       2,240,385
  26,300   Johnson Controls, Inc...................       2,251,280
 335,300   Visteon Corp............................       2,303,511
                                                     --------------
                                                         11,312,162
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.4%)
 128,200   Cooper Tire & Rubber Co.................       2,255,038
 432,400   Goodyear Tire & Rubber Co. (The)........       2,270,100
                                                     --------------
                                                          4,525,138
                                                     --------------
           BEVERAGES: ALCOHOLIC (0.6%)
  44,300   Anheuser-Busch Companies, Inc...........       2,261,515
  28,900   Brown-Forman Corp. (Class B)............       2,272,118
  46,500   Coors (Adolph) Co. (Class B)............       2,277,570
                                                     --------------
                                                          6,811,203
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (0.6%)
  48,600   Coca-Cola Co. (The).....................       2,255,526
 124,700   Coca-Cola Enterprises Inc...............       2,263,305
 114,300   Pepsi Bottling Group, Inc. (The)........       2,288,286
                                                     --------------
                                                          6,807,117
                                                     --------------
           BIOTECHNOLOGY (1.0%)
  34,900   Amgen Inc.*.............................       2,318,756

                       SEE NOTES TO FINANCIAL STATEMENTS
6

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  59,500   Biogen, Inc.*...........................  $    2,261,000
  51,700   Chiron Corp.*...........................       2,260,324
  55,000   Genzyme Corp. (General Division)*.......       2,299,000
  63,500   MedImmune, Inc.*........................       2,309,495
                                                     --------------
                                                         11,448,575
                                                     --------------
           BROADCASTING (0.4%)
  54,500   Clear Channel Communications, Inc.*.....       2,310,255
  73,000   Univision Communications, Inc. (Class
            A)*....................................       2,219,200
                                                     --------------
                                                          4,529,455
                                                     --------------
           BUILDING PRODUCTS (0.4%)
  31,000   American Standard Companies, Inc.*......       2,291,830
  94,700   Masco Corp..............................       2,258,595
                                                     --------------
                                                          4,550,425
                                                     --------------
           CABLE/SATELLITE TV (0.2%)
  74,600   Comcast Corp. (Class A)*................       2,251,428
                                                     --------------
           CASINO/GAMING (0.4%)
  56,300   Harrah's Entertainment, Inc.*...........       2,265,512
  22,100   International Game Technology*..........       2,261,493
                                                     --------------
                                                          4,527,005
                                                     --------------
           CHEMICALS: AGRICULTURAL (0.2%)
 105,000   Monsanto Co.............................       2,272,200
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (1.1%)
  73,000   Dow Chemical Co. (The)..................       2,260,080
  53,000   DuPont (E.I.) de Nemours & Co., Inc.....       2,206,920
  71,300   Eastman Chemical Co.....................       2,258,071
  91,000   Engelhard Corp..........................       2,254,070
 227,600   Hercules Inc.*..........................       2,253,240
  73,700   Rohm & Haas Co..........................       2,286,911
                                                     --------------
                                                         13,519,292
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CHEMICALS: SPECIALTY (0.8%)
  54,700   Air Products & Chemicals, Inc...........  $    2,275,520
 111,400   Great Lakes Chemical Corp...............       2,272,560
  37,900   Praxair, Inc............................       2,277,790
  42,000   Sigma-Aldrich Corp......................       2,275,560
                                                     --------------
                                                          9,101,430
                                                     --------------
           COMMERCIAL PRINTING/ FORMS (0.4%)
  50,700   Deluxe Corp.............................       2,271,360
  86,900   Donnelley (R.R.) & Sons Co..............       2,271,566
                                                     --------------
                                                          4,542,926
                                                     --------------
           COMPUTER COMMUNICATIONS (0.4%)
 348,000   Avaya Inc.*.............................       2,248,080
 135,000   Cisco Systems, Inc.*....................       2,253,150
                                                     --------------
                                                          4,501,230
                                                     --------------
           COMPUTER PERIPHERALS (0.6%)
 219,200   EMC Corp.*..............................       2,295,024
  31,500   Lexmark International, Inc.*............       2,229,255
 140,000   Network Appliance, Inc.*................       2,269,400
                                                     --------------
                                                          6,793,679
                                                     --------------
           COMPUTER PROCESSING HARDWARE (1.2%)
 118,800   Apple Computer, Inc.*...................       2,271,456
  70,000   Dell Computer Corp.*....................       2,237,200
 623,800   Gateway, Inc.*..........................       2,276,870
 109,000   Hewlett-Packard Co......................       2,321,700
  88,800   NCR Corp.*..............................       2,275,056
 479,600   Sun Microsystems, Inc.*.................       2,206,160
                                                     --------------
                                                         13,588,442
                                                     --------------
           CONSTRUCTION MATERIALS (0.2%)
  61,700   Vulcan Materials Co.....................       2,287,219
                                                     --------------
           CONSUMER SUNDRIES (0.2%)
 115,600   American Greetings Corp. (Class A)*.....       2,270,384
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CONTAINERS/ PACKAGING (1.0%)
  50,100   Ball Corp...............................  $    2,280,051
  48,400   Bemis Company, Inc......................       2,265,120
 115,900   Pactiv Corp.*...........................       2,284,389
  47,700   Sealed Air Corp.*.......................       2,273,382
  52,000   Temple-Inland, Inc......................       2,231,320
                                                     --------------
                                                         11,334,262
                                                     --------------
           CONTRACT DRILLING (0.7%)
  56,000   Nabors Industries, Ltd. (Bermuda)*......       2,214,800
  64,000   Noble Corp.*............................       2,195,200
  99,000   Rowan Companies, Inc.*..................       2,217,600
 102,000   Transocean Inc.*........................       2,240,940
                                                     --------------
                                                          8,868,540
                                                     --------------
           DATA PROCESSING SERVICES (1.6%)
  65,000   Automatic Data Processing, Inc..........       2,200,900
  59,000   Computer Sciences Corp.*................       2,249,080
 154,800   Concord EFS, Inc.*......................       2,278,656
 141,000   Convergys Corp.*........................       2,256,000
  54,600   First Data Corp.........................       2,262,624
  63,500   Fiserv, Inc.*...........................       2,261,235
  77,500   Paychex, Inc............................       2,271,525
  87,000   SunGard Data Systems Inc.*..............       2,254,170
                                                     --------------
                                                         18,034,190
                                                     --------------
           DEPARTMENT STORES (1.2%)
 166,100   Dillard's, Inc. (Class A)...............       2,237,367
  61,500   Federated Department Stores, Inc........       2,266,275
  44,400   Kohl's Corp.*...........................       2,281,272
 101,000   May Department Stores Co.*..............       2,248,260
 130,000   Penney (J.C.) Co., Inc..................       2,190,500
  67,800   Sears, Roebuck & Co.....................       2,280,792
                                                     --------------
                                                         13,504,466
                                                     --------------
           DISCOUNT STORES (1.2%)
 151,400   Big Lots, Inc.*.........................       2,277,056
  61,000   Costco Wholesale Corp.*.................       2,232,600
 122,000   Dollar General Corp.....................       2,227,720

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  59,900   Family Dollar Stores, Inc...............  $    2,285,185
  61,100   Target Corp.............................       2,312,024
  43,000   Wal-Mart Stores, Inc....................       2,307,810
                                                     --------------
                                                         13,642,395
                                                     --------------
           DRUGSTORE CHAINS (0.4%)
  81,700   CVS Corp................................       2,290,051
  75,800   Walgreen Co.............................       2,281,580
                                                     --------------
                                                          4,571,631
                                                     --------------
           ELECTRIC UTILITIES (5.3%)
 347,500   AES Corp. (The)*........................       2,206,625
 276,900   Allegheny Energy, Inc...................       2,339,805
  52,000   Ameren Corp.............................       2,293,200
  75,900   American Electric Power Co., Inc........       2,264,097
 279,100   CenterPoint Energy, Inc.................       2,274,665
  62,100   Cinergy Corp............................       2,284,659
 281,700   CMS Energy Corp.........................       2,281,770
  52,200   Consolidated Edison, Inc................       2,259,216
  66,000   Constellation Energy Group, Inc.........       2,263,800
  35,000   Dominion Resources, Inc.................       2,249,450
  58,000   DTE Energy Co...........................       2,241,120
 113,000   Duke Energy Corp........................       2,254,350
 138,800   Edison International*...................       2,280,484
  43,200   Entergy Corp............................       2,280,096
  38,100   Exelon Corp.............................       2,278,761
  60,000   FirstEnergy Corp........................       2,307,000
  34,100   FPL Group, Inc..........................       2,279,585
 388,400   Mirant Corp.*...........................       1,126,360
 107,400   PG&E Corp.*.............................       2,271,510
  59,000   Pinnacle West Capital Corp..............       2,209,550
  53,100   PPL Corp................................       2,283,300
  51,000   Progress Energy, Inc....................       2,238,900
  54,200   Public Service Enterprise Group, Inc....       2,289,950
  73,000   Southern Co. (The)......................       2,274,680
 190,400   TECO Energy, Inc........................       2,282,896
 101,600   TXU Corp................................       2,280,920
 151,500   Xcel Energy, Inc........................       2,278,560
                                                     --------------
                                                         60,175,309
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
8

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ELECTRICAL PRODUCTS (1.2%)
 144,900   American Power Conversion Corp.*........  $    2,258,991
  55,100   Cooper Industries Ltd. (Class A)
            (Bermuda)..............................       2,275,630
  43,500   Emerson Electric Co.....................       2,222,850
  83,000   Molex Inc...............................       2,240,170
 320,700   Power-One, Inc.*........................       2,293,005
 154,000   Thomas & Betts Corp.*...................       2,225,300
                                                     --------------
                                                         13,515,946
                                                     --------------
           ELECTRONIC COMPONENTS (0.8%)
 101,900   Jabil Circuit, Inc.*....................       2,251,990
  48,200   QLogic Corp.*...........................       2,329,506
 362,000   Sanmina-SCI Corp.*......................       2,284,220
 619,000   Solectron Corp.*........................       2,315,060
                                                     --------------
                                                          9,180,776
                                                     --------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (2.0%)
 115,600   Agilent Technologies, Inc.*.............       2,259,980
 648,600   JDS Uniphase Corp.*.....................       2,276,586
 162,200   PerkinElmer, Inc........................       2,239,982
  94,700   Rockwell Automation, Inc................       2,257,648
  95,400   Scientific-Atlanta, Inc.................       2,274,336
 178,000   Symbol Technologies, Inc................       2,315,780
 103,000   Tektronix, Inc.*........................       2,224,800
 109,000   Thermo Electron Corp.*..................       2,291,180
  79,200   Waters Corp.*...........................       2,307,096
 213,200   Xerox Corp.*............................       2,257,788
                                                     --------------
                                                         22,705,176
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
 141,000   Applied Materials, Inc.*................       2,236,260
  48,000   KLA-Tencor Corp.*.......................       2,231,520
  62,000   Novellus Systems, Inc.*.................       2,270,502
 132,700   Teradyne, Inc.*.........................       2,297,037
                                                     --------------
                                                          9,035,319
                                                     --------------
           ELECTRONICS/APPLIANCE STORES (0.6%)
  51,900   Best Buy Co., Inc.*.....................       2,279,448

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 259,400   Circuit City Stores - Circuit City
            Group..................................  $    2,282,720
  85,100   RadioShack Corp.........................       2,238,981
                                                     --------------
                                                          6,801,149
                                                     --------------
           ELECTRONICS/ APPLIANCES (0.6%)
  83,300   Eastman Kodak Co........................       2,278,255
  96,000   Maytag Corp.............................       2,344,320
  35,900   Whirlpool Corp..........................       2,286,830
                                                     --------------
                                                          6,909,405
                                                     --------------
           ENGINEERING & CONSTRUCTION (0.2%)
  67,100   Fluor Corp..............................       2,257,244
                                                     --------------
           ENVIRONMENTAL SERVICES (0.4%)
 228,300   Allied Waste Industries, Inc.*..........       2,294,415
  93,900   Waste Management, Inc...................       2,262,051
                                                     --------------
                                                          4,556,466
                                                     --------------
           FINANCE/RENTAL/ LEASING (1.6%)
  46,615   Capital One Financial Corp..............       2,292,526
  32,673   Countrywide Financial Corp..............       2,273,061
  33,500   Fannie Mae..............................       2,259,240
  45,000   Freddie Mac.............................       2,284,650
 108,200   MBNA Corp...............................       2,254,888
 245,300   Providian Financial Corp.*..............       2,271,478
  87,900   Ryder System, Inc.......................       2,251,998
  57,000   SLM Corp................................       2,232,690
                                                     --------------
                                                         18,120,531
                                                     --------------
           FINANCIAL CONGLOMERATES (1.4%)
  53,800   American Express Co.....................       2,249,378
  53,000   Citigroup Inc...........................       2,268,400
  66,300   J.P. Morgan Chase & Co..................       2,266,134
  72,300   John Hancock Financial Services, Inc....       2,221,779
  69,800   Principal Financial Group, Inc..........       2,251,050

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  68,000   Prudential Financial, Inc...............  $    2,288,200
  57,000   State Street Corp.......................       2,245,800
                                                     --------------
                                                         15,790,741
                                                     --------------
           FINANCIAL PUBLISHING/ SERVICES (0.6%)
  87,000   Equifax, Inc............................       2,262,000
  36,900   McGraw-Hill Companies, Inc. (The).......       2,287,800
  42,900   Moody's Corporation.....................       2,261,259
                                                     --------------
                                                          6,811,059
                                                     --------------
           FOOD DISTRIBUTORS (0.4%)
 103,000   Supervalu, Inc..........................       2,195,960
  75,800   SYSCO Corp..............................       2,277,032
                                                     --------------
                                                          4,472,992
                                                     --------------
           FOOD RETAIL (0.8%)
 117,000   Albertson's, Inc........................       2,246,400
 135,900   Kroger Co.*.............................       2,266,812
 113,000   Safeway Inc.*...........................       2,311,980
 185,800   Winn-Dixie Stores, Inc..................       2,287,198
                                                     --------------
                                                          9,112,390
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.2%)
  93,000   Campbell Soup Co........................       2,278,500
  47,000   General Mills, Inc......................       2,228,270
  69,300   Heinz (H.J.) Co.........................       2,285,514
  66,300   Kellogg Co..............................       2,278,731
  51,000   PepsiCo, Inc............................       2,269,500
 124,000   Sara Lee Corp...........................       2,332,440
                                                     --------------
                                                         13,672,955
                                                     --------------
           FOOD: MEAT/FISH/ DAIRY (0.2%)
  96,200   ConAgra Foods Inc.......................       2,270,320
                                                     --------------
           FOOD: SPECIALTY/ CANDY (0.6%)
  33,000   Hershey Foods Corp......................       2,298,780
  83,000   McCormick & Co., Inc. (Non-Voting)......       2,257,600

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  41,000   Wrigley (Wm.) Jr. Co. (Class A).........  $    2,305,430
                                                     --------------
                                                          6,861,810
                                                     --------------
           FOREST PRODUCTS (0.4%)
 210,200   Louisiana-Pacific Corp.*................       2,268,058
  43,000   Weyerhaeuser Co.........................       2,322,000
                                                     --------------
                                                          4,590,058
                                                     --------------
           GAS DISTRIBUTORS (1.4%)
 539,700   Dynegy, Inc. (Class A)*.................       2,266,740
  64,500   KeySpan Corp............................       2,286,525
  42,000   Kinder Morgan, Inc......................       2,295,300
  62,000   Nicor Inc...............................       2,300,820
 120,100   NiSource Inc............................       2,281,900
  53,300   Peoples Energy Corp.....................       2,286,037
  80,000   Sempra Energy...........................       2,282,400
                                                     --------------
                                                         15,999,722
                                                     --------------
           HOME BUILDING (0.6%)
  29,000   Centex Corp.............................       2,255,910
  36,000   KB HOME.................................       2,231,280
  36,800   Pulte Homes, Inc........................       2,269,088
                                                     --------------
                                                          6,756,278
                                                     --------------
           HOME FURNISHINGS (0.6%)
 110,500   Leggett & Platt, Inc....................       2,265,250
  81,600   Newell Rubbermaid, Inc..................       2,284,800
 162,000   Tupperware Corp.........................       2,326,320
                                                     --------------
                                                          6,876,370
                                                     --------------
           HOME IMPROVEMENT CHAINS (0.6%)
  68,000   Home Depot, Inc. (The)..................       2,252,160
  51,000   Lowe's Companies, Inc...................       2,190,450
  83,000   Sherwin-Williams Co.....................       2,231,040
                                                     --------------
                                                          6,673,650
                                                     --------------
           HOSPITAL/NURSING MANAGEMENT (0.8%)
  71,100   HCA Inc.................................       2,278,044
 124,000   Health Management Associates, Inc.
            (Class A)..............................       2,287,800

                       SEE NOTES TO FINANCIAL STATEMENTS
10

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  91,500   Manor Care, Inc.*.......................  $    2,288,415
 197,000   Tenet Healthcare Corp.*.................       2,295,050
                                                     --------------
                                                          9,149,309
                                                     --------------
           HOTELS/RESORTS/ CRUISELINES (0.8%)
  69,700   Carnival Corp...........................       2,265,947
 178,400   Hilton Hotels Corp......................       2,281,736
  59,400   Marriott International, Inc. (Class
            A).....................................       2,282,148
  79,300   Starwood Hotels & Resorts Worldwide,
            Inc....................................       2,267,187
                                                     --------------
                                                          9,097,018
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (1.6%)
  45,000   Alberto-Culver Co. (Class B)............       2,299,500
  37,000   Avon Products, Inc......................       2,301,400
  53,000   Clorox Co. (The)........................       2,260,450
  39,500   Colgate-Palmolive Co....................       2,289,025
  72,000   Gillette Co. (The)......................       2,293,920
  70,300   International Flavors & Fragrances,
            Inc....................................       2,244,679
  43,500   Kimberly-Clark Corp.....................       2,268,090
  26,000   Procter & Gamble Co. (The)..............       2,318,680
                                                     --------------
                                                         18,275,744
                                                     --------------
           INDUSTRIAL CONGLOMERATES (1.6%)
  17,700   3M Co...................................       2,282,946
  78,900   General Electric Co.....................       2,262,852
  84,000   Honeywell International, Inc............       2,255,400
  49,000   Ingersoll Rand Co. (Class A)............       2,318,680
  34,700   ITT Industries, Inc.....................       2,271,462
  59,200   Textron, Inc............................       2,309,984
 120,400   Tyco International Ltd. (Bermuda).......       2,285,192
  32,100   United Technologies Corp................       2,273,643
                                                     --------------
                                                         18,260,159
                                                     --------------
           INDUSTRIAL MACHINERY (0.4%)
  35,000   Illinois Tool Works Inc.................       2,304,750
  53,700   Parker-Hannifin Corp....................       2,254,863
                                                     --------------
                                                          4,559,613
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           INDUSTRIAL SPECIALTIES (0.4%)
  88,000   Ecolab Inc..............................  $    2,252,800
  43,600   PPG Industries, Inc.....................       2,212,264
                                                     --------------
                                                          4,465,064
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (1.0%)
 110,700   Citrix Systems, Inc.*...................       2,253,852
 106,900   Electronic Data Systems Corp............       2,293,005
  26,800   International Business Machines Corp....       2,211,000
 129,600   PeopleSoft, Inc.*.......................       2,279,664
 186,600   Unisys Corp.*...........................       2,291,448
                                                     --------------
                                                         11,328,969
                                                     --------------
           INSURANCE BROKERS/ SERVICES (0.4%)
  92,000   AON Corp................................       2,215,360
  44,500   Marsh & McLennan Co., Inc...............       2,272,615
                                                     --------------
                                                          4,487,975
                                                     --------------
           INTEGRATED OIL (0.8%)
  46,000   Amerada Hess Corp.......................       2,262,280
  31,400   ChevronTexaco Corp......................       2,267,080
  41,500   ConocoPhillips..........................       2,274,200
  64,000   Exxon Mobil Corp........................       2,298,240
                                                     --------------
                                                          9,101,800
                                                     --------------
           INTERNET SOFTWARE/ SERVICES (0.4%)
 238,800   Siebel Systems, Inc.*...................       2,278,152
  70,300   Yahoo! Inc.*............................       2,303,028
                                                     --------------
                                                          4,581,180
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.2%)
  32,000   Bear Stearns Companies, Inc. (The)......       2,317,440
  27,000   Goldman Sachs Group, Inc. (The).........       2,261,250
  35,000   Lehman Brothers Holdings, Inc...........       2,326,800
  49,000   Merrill Lynch & Co., Inc................       2,287,320

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  52,600   Morgan Stanley (Note 4).................  $    2,248,650
 220,800   Schwab (Charles) Corp...................       2,227,872
                                                     --------------
                                                         13,669,332
                                                     --------------
           INVESTMENT MANAGERS (1.0%)
  83,000   Federated Investors, Inc. (Class B).....       2,275,860
  57,000   Franklin Resources, Inc.................       2,226,990
 139,200   Janus Capital Group Inc.................       2,282,880
  82,000   Mellon Financial Corp...................       2,275,500
  60,100   Price (T.) Rowe Group, Inc..............       2,268,775
                                                     --------------
                                                         11,330,005
                                                     --------------
           LIFE/HEALTH INSURANCE (1.2%)
  73,000   AFLAC, Inc..............................       2,244,750
  54,600   Jefferson-Pilot Corp....................       2,263,716
  63,600   Lincoln National Corp...................       2,266,068
  79,000   MetLife, Inc............................       2,237,280
  61,300   Torchmark Corp..........................       2,283,425
 171,300   UnumProvident Corp......................       2,297,133
                                                     --------------
                                                         13,592,372
                                                     --------------
           MAJOR BANKS (2.7%)
  29,000   Bank of America Corp....................       2,291,870
  78,000   Bank of New York Co., Inc. (The)........       2,242,500
  61,000   Bank One Corp...........................       2,267,980
  66,000   BB&T Corp...............................       2,263,800
  48,027   Comerica, Inc...........................       2,233,255
  75,800   FleetBoston Financial Corp..............       2,252,018
 113,000   Huntington Bancshares, Inc..............       2,205,760
  88,000   KeyCorp.................................       2,223,760
  68,900   National City Corp......................       2,253,719
  46,000   PNC Financial Services Group............       2,245,260
  82,000   SouthTrust Corp.........................       2,230,400
  38,000   SunTrust Banks, Inc.....................       2,254,920
  57,300   Wachovia Corp...........................       2,289,708
  44,000   Wells Fargo & Co........................       2,217,600
                                                     --------------
                                                         31,472,550
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MAJOR TELECOMMUNICATIONS (1.2%)
  47,300   ALLTEL Corp.............................  $    2,280,806
 115,700   AT&T Corp...............................       2,227,225
  86,000   BellSouth Corp..........................       2,290,180
  88,900   SBC Communications, Inc.................       2,271,395
 156,400   Sprint Corp. (FON Group)................       2,252,160
  59,000   Verizon Communications Inc..............       2,327,550
                                                     --------------
                                                         13,649,316
                                                     --------------
           MANAGED HEALTH CARE (1.2%)
  37,600   Aetna Inc...............................       2,263,520
  29,200   Anthem, Inc.*...........................       2,252,780
  48,100   CIGNA Corp..............................       2,257,814
 151,000   Humana, Inc.*...........................       2,280,100
  46,000   UnitedHealth Group Inc..................       2,311,500
  27,000   WellPoint Health Networks, Inc.*........       2,276,100
                                                     --------------
                                                         13,641,814
                                                     --------------
           MEDIA CONGLOMERATES (0.6%)
 140,000   AOL Time Warner Inc.*...................       2,252,600
 113,000   Disney (Walt) Co. (The).................       2,231,750
  51,000   Viacom, Inc. (Class B) (Non-Voting)*....       2,226,660
                                                     --------------
                                                          6,711,010
                                                     --------------
           MEDICAL DISTRIBUTORS (0.6%)
  33,000   AmerisourceBergen Corp..................       2,288,550
  35,100   Cardinal Health, Inc....................       2,256,930
  63,100   McKesson Corp...........................       2,255,194
                                                     --------------
                                                          6,800,674
                                                     --------------
           MEDICAL SPECIALTIES (2.8%)
 120,000   Applera Corp. - Applied Biosystems
            Group..................................       2,283,600
  32,200   Bard (C.R.), Inc........................       2,296,182
  60,000   Bausch & Lomb, Inc......................       2,250,000
  87,400   Baxter International, Inc...............       2,272,400
  58,300   Becton, Dickinson & Co..................       2,264,955
  78,600   Biomet, Inc.............................       2,252,676
  37,584   Boston Scientific Corp.*................       2,296,382

                       SEE NOTES TO FINANCIAL STATEMENTS
12

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  52,000   Guidant Corp............................  $    2,308,280
  47,400   Medtronic, Inc..........................       2,273,778
  52,000   Millipore Corp.*........................       2,307,240
 100,800   Pall Corp...............................       2,268,000
  39,000   St. Jude Medical, Inc.*.................       2,242,500
  33,000   Stryker Corp............................       2,289,210
  50,500   Zimmer Holdings, Inc.*..................       2,275,025
                                                     --------------
                                                         31,880,228
                                                     --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
  90,000   Sabre Holdings Corp.....................       2,218,500
                                                     --------------
           MISCELLANEOUS MANUFACTURING (0.6%)
  99,900   Crane Co................................       2,260,737
  34,000   Danaher Corp............................       2,313,700
  76,000   Dover Corp..............................       2,276,960
                                                     --------------
                                                          6,851,397
                                                     --------------
           MOTOR VEHICLES (0.6%)
 206,200   Ford Motor Co...........................       2,266,138
  62,000   General Motors Corp.....................       2,232,000
  56,000   Harley-Davidson, Inc....................       2,232,160
                                                     --------------
                                                          6,730,298
                                                     --------------
           MULTI-LINE INSURANCE (0.8%)
  41,100   American International Group, Inc.......       2,267,898
  45,014   Hartford Financial Services Group, Inc.
            (The)..................................       2,266,905
  47,900   Loews Corp..............................       2,265,191
  64,300   Safeco Corp.............................       2,268,504
                                                     --------------
                                                          9,068,498
                                                     --------------
           OFFICE EQUIPMENT/ SUPPLIES (0.4%)
  45,000   Avery Dennison Corp.....................       2,259,000
  60,000   Pitney Bowes, Inc.......................       2,304,600
                                                     --------------
                                                          4,563,600
                                                     --------------
           OIL & GAS PIPELINES (0.4%)
 281,600   El Paso Corp............................       2,275,328

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 288,000   Williams Companies, Inc. (The)..........  $    2,275,200
                                                     --------------
                                                          4,550,528
                                                     --------------
           OIL & GAS PRODUCTION (1.6%)
  51,000   Anadarko Petroleum Corp.................       2,267,970
  34,900   Apache Corp.............................       2,270,594
  41,233   Burlington Resources Inc................       2,229,468
  42,400   Devon Energy Corp.......................       2,264,160
  54,300   EOG Resources, Inc......................       2,271,912
  50,600   Kerr-McGee Corp.........................       2,266,880
  69,000   Occidental Petroleum Corp...............       2,314,950
  78,900   Unocal Corp.............................       2,263,641
                                                     --------------
                                                         18,149,575
                                                     --------------
           OIL REFINING/ MARKETING (0.6%)
  74,100   Ashland, Inc............................       2,273,388
  85,750   Marathon Oil Corp.......................       2,259,513
  59,000   Sunoco, Inc.............................       2,226,660
                                                     --------------
                                                          6,759,561
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (1.0%)
  66,500   Baker Hughes Inc........................       2,232,405
  60,000   BJ Services Co.*........................       2,241,600
  99,000   Halliburton Co..........................       2,277,000
 370,000   McDermott International, Inc.*..........       2,342,100
  47,099   Schlumberger Ltd........................       2,240,499
                                                     --------------
                                                         11,333,604
                                                     --------------
           OTHER CONSUMER SERVICES (0.8%)
  37,000   Apollo Group, Inc. (Class A)*...........       2,285,120
  52,000   Block (H.&R.), Inc......................       2,249,000
 123,900   Cendant Corp.*..........................       2,269,848
  22,500   eBay Inc.*..............................       2,344,050
                                                     --------------
                                                          9,148,018
                                                     --------------
           OTHER CONSUMER SPECIALTIES (0.2%)
  43,200   Fortune Brands, Inc.....................       2,255,040
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           OTHER METALS/ MINERALS (0.2%)
  59,100   Phelps Dodge Corp.*.....................  $    2,265,894
                                                     --------------
           PACKAGED SOFTWARE (2.5%)
  70,600   Adobe Systems Inc.......................       2,264,142
 141,600   Autodesk, Inc...........................       2,288,256
 138,700   BMC Software, Inc.*.....................       2,264,971
 104,000   Computer Associates International,
            Inc....................................       2,317,120
 407,000   Compuware Corp.*........................       2,348,390
  50,000   Intuit Inc.*............................       2,226,500
  58,400   Mercury Interactive Corp.*..............       2,254,824
  90,000   Microsoft Corp..........................       2,304,900
 709,200   Novell, Inc.*...........................       2,184,336
 186,400   Oracle Corp.*...........................       2,240,528
 748,600   Parametric Technology Corp.*............       2,283,230
  50,000   Symantec Corp.*.........................       2,193,000
  78,400   Veritas Software Corp.*.................       2,247,728
                                                     --------------
                                                         29,417,925
                                                     --------------
           PERSONNEL SERVICES (0.4%)
 115,500   Monster Worldwide Inc.*.................       2,278,815
 120,200   Robert Half International, Inc.*........       2,276,588
                                                     --------------
                                                          4,555,403
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.2%)
  56,500   Watson Pharmaceuticals, Inc.*...........       2,280,905
                                                     --------------
           PHARMACEUTICALS: MAJOR (1.6%)
  51,000   Abbott Laboratories.....................       2,231,760
  82,700   Bristol-Myers Squibb Co.................       2,245,305
  44,000   Johnson & Johnson.......................       2,274,800
  33,600   Lilly (Eli) & Co........................       2,317,392
  37,200   Merck & Co., Inc........................       2,252,460
  66,500   Pfizer Inc..............................       2,270,975
 119,000   Schering-Plough Corp....................       2,213,400
  50,300   Wyeth...................................       2,291,165
                                                     --------------
                                                         18,097,257
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PHARMACEUTICALS: OTHER (0.6%)
  29,500   Allergan, Inc...........................  $    2,274,450
  41,500   Forest Laboratories, Inc.*..............       2,272,125
 151,400   King Pharmaceuticals, Inc.*.............       2,234,664
                                                     --------------
                                                          6,781,239
                                                     --------------
           PRECIOUS METALS (0.4%)
  93,700   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)..............................       2,295,650
  70,300   Newmont Mining Corp.....................       2,281,938
                                                     --------------
                                                          4,577,588
                                                     --------------
           PROPERTY - CASUALTY INSURERS (1.5%)
  65,000   ACE Ltd. (Bermuda)......................       2,228,850
  63,000   Allstate Corp. (The)....................       2,245,950
  38,000   Chubb Corp. (The).......................       2,280,000
  61,000   Cincinnati Financial Corp...............       2,262,490
  31,000   Progressive Corp. (The).................       2,266,100
  62,000   St. Paul Companies, Inc . (The).........       2,263,620
 139,000   Travelers Property Casualty Corp. (Class
            B).....................................       2,192,030
  27,000   XL Capital Ltd. (Class A) (Cayman
            Islands)...............................       2,241,000
                                                     --------------
                                                         17,980,040
                                                     --------------
           PUBLISHING: BOOKS/ MAGAZINES (0.2%)
  52,000   Meredith Corp...........................       2,288,000
                                                     --------------
           PUBLISHING: NEWSPAPERS (1.0%)
  53,000   Dow Jones & Co., Inc....................       2,280,590
  29,000   Gannett Co., Inc........................       2,227,490
  33,000   Knight-Ridder, Inc......................       2,274,690
  49,700   New York Times Co. (The) (Class A)......       2,261,350
  46,500   Tribune Co..............................       2,245,950
                                                     --------------
                                                         11,290,070
                                                     --------------
           PULP & PAPER (0.8%)
  93,000   Boise Cascade Corp......................       2,222,700
 119,000   Georgia-Pacific Corp....................       2,255,050

                       SEE NOTES TO FINANCIAL STATEMENTS
14

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  64,779   International Paper Co..................  $    2,314,554
  91,000   MeadWestvaco Corp.......................       2,247,700
                                                     --------------
                                                          9,040,004
                                                     --------------
           RAILROADS (0.8%)
  78,800   Burlington Northern Santa Fe Corp.......       2,241,072
  74,000   CSX Corp................................       2,226,660
 117,100   Norfolk Southern Corp...................       2,248,320
  39,000   Union Pacific Corp......................       2,262,780
                                                     --------------
                                                          8,978,832
                                                     --------------
           REAL ESTATE INVESTMENT TRUSTS (1.0%)
  65,500   Apartment Investment & Management Co.
            (Class A)..............................       2,266,300
  86,000   Equity Office Properties Trust..........       2,322,860
  88,000   Equity Residential......................       2,283,600
  87,000   Plum Creek Timber Co., Inc..............       2,257,650
  58,400   Simon Property Group, Inc...............       2,279,352
                                                     --------------
                                                         11,409,762
                                                     --------------
           RECREATIONAL PRODUCTS (0.8%)
  90,000   Brunswick Corp..........................       2,251,800
  30,400   Electronic Arts Inc.*...................       2,249,296
 129,200   Hasbro, Inc.............................       2,259,708
 122,300   Mattel, Inc.............................       2,313,916
                                                     --------------
                                                          9,074,720
                                                     --------------
           REGIONAL BANKS (2.4%)
 101,400   AmSouth Bancorporation..................       2,214,576
  72,500   Charter One Financial, Inc..............       2,260,550
  40,000   Fifth Third Bancorp.....................       2,293,600
  51,000   First Tennessee National Corp...........       2,239,410
  74,000   Marshall & Ilsley Corp..................       2,262,920
  66,100   North Fork Bancorporation, Inc..........       2,251,366
  54,200   Northern Trust Corp.....................       2,265,018
  66,000   Regions Financial Corp..................       2,229,480
 105,700   Synovus Financial Corp..................       2,272,550
  91,700   U.S. Bancorp............................       2,246,650

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  73,300   Union Planters Corp.....................  $    2,274,499
  44,700   Zions Bancorporation....................       2,262,267
                                                     --------------
                                                         27,072,886
                                                     --------------
           RESTAURANTS (1.0%)
 121,000   Darden Restaurants, Inc.................       2,296,580
 102,900   McDonald's Corp.........................       2,269,974
  92,700   Starbucks Corp.*........................       2,273,004
  78,600   Wendy's International, Inc..............       2,277,042
  77,500   Yum! Brands, Inc.*......................       2,290,900
                                                     --------------
                                                         11,407,500
                                                     --------------
           SAVINGS BANKS (0.4%)
  28,400   Golden West Financial Corp..............       2,272,284
  55,100   Washington Mutual, Inc..................       2,275,630
                                                     --------------
                                                          4,547,914
                                                     --------------
           SEMICONDUCTORS (3.0%)
 356,200   Advanced Micro Devices, Inc.*...........       2,283,242
 139,000   Altera Corp.*...........................       2,279,600
  66,000   Analog Devices, Inc.*...................       2,298,120
 376,900   Applied Micro Circuits Corp.*...........       2,280,245
  92,200   Broadcom Corp. (Class A)*...............       2,296,702
 108,200   Intel Corp..............................       2,248,829
  70,100   Linear Technology Corp..................       2,257,921
 316,000   LSI Logic Corp.*........................       2,237,280
  66,600   Maxim Integrated Products, Inc..........       2,277,054
 193,500   Micron Technology, Inc.*................       2,250,405
 114,800   National Semiconductor Corp.*...........       2,263,856
  99,000   NVIDIA Corp.*...........................       2,277,990
 193,500   PMC - Sierra, Inc.*.....................       2,269,755
 128,600   Texas Instruments, Inc..................       2,263,360
  90,000   Xilinx, Inc.*...........................       2,277,900
                                                     --------------
                                                         34,062,259
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (0.6%)
 125,000   IMS Health Inc..........................       2,248,750
  35,500   Quest Diagnostics Inc.*.................       2,264,900

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 160,700   Quintiles Transnational Corp.*..........  $    2,280,333
                                                     --------------
                                                          6,793,983
                                                     --------------
           SPECIALTY INSURANCE (0.6%)
  34,300   Ambac Financial Group, Inc..............       2,272,375
  46,700   MBIA Inc................................       2,276,625
  48,900   MGIC Investment Corp....................       2,280,696
                                                     --------------
                                                          6,829,696
                                                     --------------
           SPECIALTY STORES (1.4%)
 143,700   AutoNation, Inc.*.......................       2,258,964
  30,000   AutoZone, Inc.*.........................       2,279,100
  58,100   Bed Bath & Beyond Inc.*.................       2,254,861
 156,300   Office Depot, Inc.*.....................       2,267,913
 123,400   Staples, Inc.*..........................       2,264,390
  69,200   Tiffany & Co............................       2,261,456
 189,500   Toys 'R' Us, Inc.*......................       2,296,740
                                                     --------------
                                                         15,883,424
                                                     --------------
           SPECIALTY TELECOMMUNICATIONS (0.6%)
  66,000   CenturyTel, Inc.........................       2,300,100
 174,500   Citizens Communications Co.*............       2,249,305
 463,000   Qwest Communications International,
            Inc.*..................................       2,213,140
                                                     --------------
                                                          6,762,545
                                                     --------------
           STEEL (0.8%)
 351,200   Allegheny Technologies Inc..............       2,317,920
  46,100   Nucor Corp..............................       2,251,985
 138,000   United States Steel Corp................       2,259,060
 165,000   Worthington Industries, Inc.............       2,211,000
                                                     --------------
                                                          9,039,965
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (1.8%)
 975,700   ADC Telecommunications, Inc.*...........       2,271,430
 237,700   Andrew Corp.*...........................       2,186,840
 436,000   CIENA Corp.*............................       2,262,840
 150,600   Comverse Technology, Inc.*..............       2,263,518
 306,200   Corning Inc.*...........................       2,262,818

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

1,140,000  Lucent Technologies Inc.*...............  $    2,314,200
 240,000   Motorola, Inc...........................       2,263,200
  63,000   QUALCOMM Inc............................       2,252,250
 343,800   Tellabs, Inc.*..........................       2,258,766
                                                     --------------
                                                         20,335,862
                                                     --------------
           TOBACCO (0.6%)
  50,100   Altria Group, Inc.......................       2,276,544
  61,000   R. J. Reynolds Tobacco Holdings, Inc....       2,269,810
  64,800   UST, Inc................................       2,269,944
                                                     --------------
                                                          6,816,298
                                                     --------------
           TOOLS/HARDWARE (0.6%)
  52,200   Black & Decker Corp. (The)..............       2,268,090
  78,600   Snap-On, Inc............................       2,281,758
  81,000   Stanley Works (The).....................       2,235,600
                                                     --------------
                                                          6,785,448
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (1.0%)
  40,500   Caterpillar, Inc........................       2,254,230
  63,600   Cummins Inc.............................       2,282,604
  49,460   Deere & Co..............................       2,260,322
  71,000   Navistar International Corp.*...........       2,316,730
  33,500   PACCAR, Inc.............................       2,263,260
                                                     --------------
                                                         11,377,146
                                                     --------------
           WHOLESALE DISTRIBUTORS (0.4%)
  70,800   Genuine Parts Co........................       2,266,308
  49,000   Grainger (W.W.), Inc....................       2,291,240
                                                     --------------
                                                          4,557,548
                                                     --------------
           WIRELESS TELECOMMUNICATIONS (0.6%)
 275,000   AT&T Wireless Services Inc.*............       2,257,750
 126,200   Nextel Communications, Inc. (Class
            A)*....................................       2,281,696
 400,000   Sprint Corp. (PCS Group)*...............       2,300,000
                                                     --------------
                                                          6,839,446
                                                     --------------
           Total Common Stocks
            (COST $793,738,633)....................   1,132,642,838
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
16

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                 VALUE

--------------------------------------------------------------------

            Short-Term Investment (0.1%)
            Repurchase Agreement
$      731  Joint repurchase agreement account 1.195
            due 07/01/03 (dated 06/30/03; proceeds
            $731,024) (a)
            (COST $731,000).........................  $      731,000
                                                      --------------

  Total Investments
   (COST $794,469,633) (B)................    99.5%  1,133,373,838
  Other Assets in Excess of Liabilities...     0.5       5,631,793
                                            ------  --------------
  Net Assets..............................   100.0% $1,139,005,631
                                            ======  ==============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $796,224,000. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $382,509,016 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $45,359,178, RESULTING IN NET UNREALIZED APPRECIATION OF $337,149,838.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value
 (cost $794,469,633)..............................  $ 1,133,373,838
Receivable for:
  Investments sold................................       27,981,729
  Shares of beneficial interest sold..............        3,136,619
  Dividends.......................................        1,427,491
Prepaid expenses and other assets.................           97,967
                                                    ---------------
    Total Assets..................................    1,166,017,644
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................       24,471,683
  Shares of beneficial interest redeemed..........        1,062,627
  Distribution fee................................          831,605
  Investment management fee.......................          458,474
Accrued expenses and other payables...............          187,624
                                                    ---------------
    Total Liabilities.............................       27,012,013
                                                    ---------------
    Net Assets....................................  $ 1,139,005,631
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   714,020,907
Net unrealized appreciation.......................      338,904,205
Accumulated undistributed net investment income...        1,312,360
Accumulated undistributed net realized gain.......       84,768,159
                                                    ---------------
    Net Assets....................................  $ 1,139,005,631
                                                    ===============
Class A Shares:
Net Assets........................................      $27,490,759
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          936,362
    Net Asset Value Per Share.....................  $         29.36
                                                    ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $         30.99
                                                    ===============
Class B Shares:
Net Assets........................................     $928,148,288
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       31,781,591
    Net Asset Value Per Share.....................  $         29.20
                                                    ===============
Class C Shares:
Net Assets........................................      $30,808,735
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,066,975
    Net Asset Value Per Share.....................  $         28.87
                                                    ===============
Class D Shares:
Net Assets........................................     $152,557,849
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        5,181,880
    Net Asset Value Per Share.....................  $         29.44
                                                    ===============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:
Income
Dividends (net of $6,199 foreign withholding
 tax).............................................  $   17,845,969
Interest..........................................         164,898
                                                    --------------
    Total Income..................................      18,010,867
                                                    --------------
Expenses
Distribution fee (Class A shares).................          49,470
Distribution fee (Class B shares).................       8,640,791
Distribution fee (Class C shares).................         244,704
Investment management fee.........................       4,832,111
Transfer agent fees and expenses..................       1,286,489
Shareholder reports and notices...................         110,731
Registration fees.................................          88,279
Professional fees.................................          52,671
Custodian fees....................................          48,838
Trustees' fees and expenses.......................          26,642
Other.............................................         177,502
                                                    --------------
    Total Expenses................................      15,558,228
                                                    --------------
    Net Investment Income.........................       2,452,639
                                                    --------------

Net Realized and Unrealized Gain (Loss):
Net realized gain.................................      85,108,008
Net change in unrealized appreciation.............    (105,740,642)
                                                    --------------
    Net Loss......................................     (20,632,634)
                                                    --------------
Net Decrease......................................  $  (18,179,995)
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
18

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $    2,452,639  $      382,701
Net realized gain.......................      85,108,008         534,440
Net change in unrealized appreciation...    (105,740,642)    (90,096,027)
                                          --------------  --------------

    Net Decrease........................     (18,179,995)    (89,178,886)
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................         (81,316)       (184,473)
  Class B shares........................        (306,621)       (746,524)
  Class C shares........................         (18,641)       (106,386)
  Class D shares........................        (593,431)       (779,763)
Net realized gain
  Class A shares........................          (6,034)        (20,803)
  Class B shares........................        (274,269)     (1,370,991)
  Class C shares........................          (7,786)        (20,684)
  Class D shares........................         (34,386)        (63,962)
                                          --------------  --------------

    Total Dividends and Distributions...      (1,322,484)     (3,293,586)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (21,003,876)    133,995,563
                                          --------------  --------------

    Net Increase (Decrease).............     (40,506,355)     41,523,091

Net Assets:
Beginning of period.....................   1,179,511,986   1,137,988,895
                                          --------------  --------------

End of Period
 (Including accumulated undistributed
 net investment income of $1,312,360 and
 dividends in excess of net investment
 income of $72,154, respectively).......  $1,139,005,631  $1,179,511,986
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $56,278,073 at June 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

The Distributor has informed the Fund that for the year ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12, $892,336 and $11,156, respectively and received $147,508 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2003 aggregated $255,764,684 and $254,081,896, respectively. Included in the aforementioned are purchases of Morgan Stanley common stock of $479,919 and sales of $61,545, as well as a realized loss of $1,203. Also included in the aforementioned are purchases with Morgan Stanley American Opportunities Fund of $293,720.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $8,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,230. At June 30, 2003, the Fund had an accrued pension liability of $72,764 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal-tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

The tax character of distributions paid was as follows:

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2003  JUNE 30, 2002
                                          -------------  -------------
Ordinary income                            $1,000,009     $1,817,146
Long-term capital gains                       322,475      1,476,440
                                           ----------     ----------
Total distributions                        $1,322,484     $3,293,586
                                           ==========     ==========

As of June 30, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income             $ 1,361,569
Undistributed long-term gains              86,546,081
                                          -----------
Net accumulated earnings                   87,907,650
Temporary differences                         (72,764)
Net unrealized appreciation               337,149,838
                                          -----------
Total accumulated earnings                $424,984,724
                                          ===========

As of June 30, 2003, the Fund had temporary book-tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $68,116, paid-in-capital was charged $7,640 and accumulated undistributed net realized gain was credited $75,756.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR               FOR THE YEAR
                                          ENDED                       ENDED
                                      JUNE 30, 2003               JUNE 30, 2002
                                --------------------------  -------------------------
                                  SHARES        AMOUNT        SHARES       AMOUNT
                                -----------  -------------  ----------  -------------
CLASS A SHARES
Sold..........................      394,791  $  10,284,849     544,649  $  17,155,873
Reinvestment of dividends and
 distributions................        3,061         79,255       6,428        192,060
Redeemed......................     (124,768)    (3,262,483)   (531,653)   (16,243,901)
                                -----------  -------------  ----------  -------------
Net increase -- Class A.......      273,084      7,101,621      19,424      1,104,032
                                -----------  -------------  ----------  -------------
CLASS B SHARES
Sold..........................    5,713,786    151,175,552   7,931,343    244,668,498
Reinvestment of dividends and
 distributions................       19,377        501,115      61,073      1,829,154
Redeemed......................   (9,058,473)  (235,504,110) (7,116,368)  (217,131,130)
                                -----------  -------------  ----------  -------------
Net increase (decrease) --
 Class B......................   (3,325,310)   (83,827,443)    876,048     29,366,522
                                -----------  -------------  ----------  -------------
CLASS C SHARES
Sold..........................      482,299     12,640,705     590,487     17,944,645
Reinvestment of dividends and
 distributions................          980         25,041       3,982        117,997
Redeemed......................     (236,399)    (6,027,151)   (122,726)    (3,711,602)
                                -----------  -------------  ----------  -------------
Net increase -- Class C.......      246,880      6,638,595     471,743     14,351,040
                                -----------  -------------  ----------  -------------
CLASS D SHARES
Sold..........................    3,308,036     87,731,047   3,435,767    105,765,436
Reinvestment of dividends and
 distributions................       20,343        527,285      23,149        691,696
Redeemed......................   (1,483,318)   (39,174,981)   (559,470)   (17,283,163)
                                -----------  -------------  ----------  -------------
Net increase -- Class D.......    1,845,061     49,083,351   2,899,446     89,173,969
                                -----------  -------------  ----------  -------------
Net increase (decrease) in
 Fund.........................     (960,285) $ (21,003,876)  4,266,661  $ 133,995,563
                                ===========  =============  ==========  =============

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE YEAR ENDED JUNE 30
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $29.59         $32.08         $34.80         $40.58         $38.63
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.23           0.23           0.27           0.34           0.35
  Net realized and
   unrealized gain
   (loss)................       (0.34)         (2.32)          3.57          (1.76)          4.55
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (0.11)         (2.09)          3.84          (1.42)          4.90
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.11)         (0.36)         (0.27)         (0.31)         (0.34)
  Net realized gain......       (0.01)         (0.04)         (6.29)         (4.05)         (2.61)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.12)         (0.40)         (6.56)         (4.36)         (2.95)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $29.36         $29.59         $32.08         $34.80         $40.58
                               ======         ======         ======         ======         ======

Total Return+............       (0.32)%        (6.53)%        12.37%         (3.11)%        14.17%

Ratios to Average Net
 Assets(1):
Expenses.................        0.89 %         0.85 %         0.84%          0.83 %         0.80%
Net investment income....        0.88 %         0.73 %         0.83%          0.93 %         0.87%
Supplemental Data:
Net assets, end of
 period, in thousands....     $27,491        $19,625        $20,652        $18,489        $25,187
Portfolio turnover
 rate....................          25 %            9 %            5%            11 %           13%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
26

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED JUNE 30
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $29.54          $31.91         $34.76         $40.50         $38.54
                               ------          ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        0.03           (0.01)          0.03           0.10           0.11
  Net realized and
   unrealized gain
   (loss)................       (0.35)          (2.30)          3.54          (1.74)          4.57
                               ------          ------         ------         ------         ------
Total income (loss) from
 investment
 operations..............       (0.32)          (2.31)          3.57          (1.64)          4.68
                               ------          ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.01)          (0.02)         (0.13)         (0.05)         (0.11)
  Net realized gain......       (0.01)          (0.04)         (6.29)         (4.05)         (2.61)
                               ------          ------         ------         ------         ------
Total dividends and
 distributions...........       (0.02)          (0.06)         (6.42)         (4.10)         (2.72)
                               ------          ------         ------         ------         ------

Net asset value, end of
 period..................      $29.20          $29.54         $31.91         $34.76         $40.50
                               ======          ======         ======         ======         ======

Total Return+............       (1.08)%         (7.23)%        11.50%         (3.73)%        13.47%

Ratios to Average Net
 Assets(1):
Expenses.................        1.65 %          1.60 %         1.59%          1.48 %         1.42%
Net investment income
 (loss)..................        0.12 %         (0.02)%         0.08%          0.28 %         0.25%
Supplemental Data:
Net assets, end of
 period, in thousands....    $928,148      $1,037,039     $1,092,195     $1,102,819     $1,497,116
Portfolio turnover
 rate....................          25 %             9 %            5%            11 %           13%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED JUNE 30
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $29.22         $31.76         $34.61         $40.33         $38.46
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        0.03          (0.01)          0.04           0.09           0.04
  Net realized and
   unrealized gain
   (loss)................       (0.35)         (2.28)          3.53          (1.73)          4.56
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (0.32)         (2.29)          3.57          (1.64)          4.60
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.02)         (0.21)         (0.13)         (0.03)         (0.12)
  Net realized gain......       (0.01)         (0.04)         (6.29)         (4.05)         (2.61)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.03)         (0.25)         (6.42)         (4.08)         (2.73)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $28.87         $29.22         $31.76         $34.61         $40.33
                               ======         ======         ======         ======         ======

Total Return+............       (1.09)%        (7.23)%        11.57%         (3.76)%        13.31%

Ratios to Average Net
 Assets(1):
Expenses.................        1.65 %         1.60 %         1.54%          1.50 %         1.57%
Net investment income
 (loss)..................        0.12 %        (0.02)%         0.13%          0.26 %         0.10%
Supplemental Data:
Net assets, end of
 period, in thousands....     $30,809        $23,962        $11,063         $8,294        $10,748
Portfolio turnover
 rate....................          25 %            9 %            5%            11 %           13%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
28

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED JUNE 30
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $29.63         $32.19         $34.88         $40.65         $38.69
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.30           0.30           0.38           0.42           0.47
  Net realized and
   unrealized gain
   (loss)................       (0.34)         (2.33)          3.54          (1.76)          4.52
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (0.04)         (2.03)          3.92          (1.34)          4.99
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.14)         (0.49)         (0.32)         (0.38)         (0.42)
  Net realized gain......       (0.01)         (0.04)         (6.29)         (4.05)         (2.61)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.15)         (0.53)         (6.61)         (4.43)         (3.03)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $29.44         $29.63         $32.19         $34.88         $40.65
                               ======         ======         ======         ======         ======

Total Return+............       (0.09)%        (6.28)%        12.59%         (2.89)%        14.43%

Ratios to Average Net
 Assets(1):
Expenses.................        0.65 %         0.60 %         0.60%          0.59 %         0.59%
Net investment income....        1.12 %         0.98 %         1.07%          1.17 %         1.08%
Supplemental Data:
Net assets, end of
 period, in thousands....    $152,558        $98,886        $14,078        $46,199        $56,541
Portfolio turnover
 rate....................          25 %            9 %            5%            11 %           13%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Value-Added Market Series -- Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value-Added Market Series -- Equity Portfolio as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       For the fiscal year ended June 30, 2003, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       During the fiscal year ended June 30, 2003, the Fund paid to common shareholders $0.01 per share from long-term capital gains. The entire distribution was attributable to pre-May 6 capital gains.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                             TERM OF                                                              IN FUND
                           POSITION(S)     OFFICE AND                                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                            OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**        BY TRUSTEE***
-------------------------  -----------   ---------------  ---------------------------------------------  -------------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Retail                     216
c/o Mayer, Brown, Rowe &                 1994             Funds and TCW/DW Term Trust 2003 (since April
Maw LLP                                                   1994) and the Institutional Funds (since July
Counsel to the                                            2003); formerly Vice Chairman of Kmart
Independent Directors                                     Corporation (December 1998-October 2000),
1675 Broadway                                             Chairman and Chief Executive Officer of
New York, NY                                              Levitz Furniture Corporation (November
                                                          1995-November 1998) and President and Chief
                                                          Executive Officer of Hills Department Stores
                                                          (May 1991-July 1995); formerly variously
                                                          Chairman, Chief Executive Officer, President
                                                          and Chief Operating Officer (1987-1991) of
                                                          the Sears Merchandise Group of Sears, Roebuck
                                                          & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Retail Funds and                    216
c/o Summit Ventures LLC                  1993             TCW/DW Term Trust 2003 (since January 1993)
1 Utah Center                                             and the Institutional Funds (since July
201 S. Main Street                                        2003); member of the Utah Regional Advisory
Salt Lake City, UT                                        Board of Pacific Corp.; formerly United
                                                          States Senator (R-Utah) (1974-1992) and
                                                          Chairman, Senate Banking Committee
                                                          (1980-1986), Mayor of Salt Lake City, Utah
                                                          (1971-1974), Astronaut, Space Shuttle
                                                          Discovery (April 12-19, 1985), and Vice
                                                          Chairman, Huntsman Corporation (chemical
                                                          company).
Wayne E. Hedien (69)       Trustee       Since September  Retired; Director or Trustee of the Retail                     216
c/o Mayer, Brown, Rowe &                 1997             Funds and TCW/DW Term Trust 2003; (Since
Maw LLP                                                   September 1997) and the Institutional Funds
Counsel to the                                            (since July 2003); formerly associated with
Independent Directors                                     the Allstate Companies (1966-1994), most
1675 Broadway                                             recently as Chairman of The Allstate
New York, NY                                              Corporation (March 1993-December 1994) and
                                                          Chairman and Chief Executive Officer of its
                                                          wholly-owned subsidiary, Allstate Insurance
                                                          Company (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw LLP
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (69)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw LLP                    Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Directors      director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                                NUMBER OF
                                                                                                               PORTFOLIOS
                                            TERM OF                                                              IN FUND
                           POSITION(S)     OFFICE AND                                                            COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                            OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**        BY TRUSTEE***
-------------------------  -----------   --------------  ---------------------------------------------  -------------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and Director                   216
(54)                                     1991            or Trustee of the Retail Funds and TCW/DW
c/o Johnson Smick                                        Term Trust 2003 (since July 1991) and the
International, Inc.                                      Institutional Funds (since July 2003); Senior
2099 Pennsylvania Avenue,                                Partner, Johnson Smick International, Inc., a
N.W.                                                     consulting firm; Co-Chairman and a founder of
Suite 950                                                the Group of Seven Council (G7C), an
Washington, D.C.                                         international economic commission; formerly
                                                         Vice Chairman of the Board of Governors of
                                                         the Federal Reserve System and Assistant
                                                         Secretary of the U.S. Treasury.
Joseph J. Kearns (60)      Trustee       Since July      Deputy Chairman of the Audit Committee and                     217
PMB754                                   2003            Director or Trustee of the Retail Funds and
23852 Pacific                                            TCW/DW Term Trust 2003 (since July 2003) and
Coast Highway                                            the Institutional Funds (since August 1994);
Malibu, CA                                               previously Chairman of the Audit Committee of
                                                         the Institutional Funds (October 2001-July
                                                         2003); President, Kearns & Associates LLC
                                                         (investment consulting); formerly CFO of the
                                                         J. Paul Getty Trust.
Michael E. Nugent (67)     Trustee       Since July      Chairman of the Insurance Committee and                        216
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Retail Funds and
445 Park Avenue                                          TCW/DW Term Trust 2003 (since July 1991) and
New York, NY                                             the Institutional Funds (since July 2001);
                                                         General Partner of Triumph Capital, L.P., a
                                                         private investment partnership; formerly Vice
                                                         President, Bankers Trust Company and BT
                                                         Capital Corporation (1984-1988).
Fergus Reid (60)           Trustee       Since July      Chairman of the Governance Committee and                       217
85 Charles Colman Blvd.                  2003            Director or Trustee of the Retail Funds and
Pawling, NY                                              TCW/DW Term Trust 2003 (since July 2003) and
                                                         the Institutional Funds (since June 1992);
                                                         Chairman and Chief Executive Officer of
                                                         Lumelite Plastics Corporation.


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(54)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Joseph J. Kearns (60)      Director of Electro Rent
PMB754                     Corporation (equipment leasing),
23852 Pacific              The Ford Family Foundation, and the
Coast Highway              UCLA Foundation.
Malibu, CA
Michael E. Nugent (67)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY
Fergus Reid (60)           Trustee and Director of certain
85 Charles Colman Blvd.    investment companies in the
Pawling, NY                JPMorgan Funds complex managed by
                           JP Morgan Investment Management
                           Inc.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------   -------------------   ---------------  ---------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(70)                        Board and Trustee                      Retail Funds and TCW/DW Term Trust 2003
c/o Morgan Stanley Trust                                           (since July 1991) and the Institutional Funds
Harborside Financial                                               (since July 2003); formerly Chief Executive
Center,                                                            Officer of the Retail Funds and the TCW/DW
Plaza Two,                                                         Term Trust 2003 (until September 2002).
Jersey City, NJ
James F. Higgins (55)       Trustee               Since June 2000  Director or Trustee of the Retail Funds and
c/o Morgan Stanley Trust                                           TCW/DW Term Trust 2003 (since June 2000) and
Harborside Financial                                               the Institutional Funds (since July 2003);
Center,                                                            Senior Advisor of Morgan Stanley (since
Plaza Two,                                                         August 2000); Director of the Distributor and
Jersey City, NJ                                                    Dean Witter Realty Inc.; previously President
                                                                   and Chief Operating Officer of the Private
                                                                   Client Group of Morgan Stanley (May
                                                                   1999-August 2000), and President and Chief
                                                                   Operating Officer of Individual Securities of
                                                                   Morgan Stanley (February 1997-May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Retail Funds and
1585 Broadway                                     1994             TCW/DW Term Trust 2003 (since April 1994) and
New York, NY                                                       the Institutional Funds (since July 2003);
                                                                   Chairman of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW Inc.; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                   NUMBER OF
                                  PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, AGE AND ADDRESS OF           OVERSEEN
   INTERESTED TRUSTEE            BY TRUSTEE***        OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -------------------------  -----------------------------------
Charles A. Fiumefreddo                     216        None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)                      216        Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust                              The Equitable Life Assurance
Harborside Financial                                  Society of the United States
Center,                                               (financial services).
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                     216        Director of American Airlines, Inc.
1585 Broadway                                         and its parent company, AMR
New York, NY                                          Corporation.

----------------------------

   * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
 *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (48)                      Vice President and General Counsel   Since February 1997
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Stefanie V. Chang (36)               Vice President                       Since July 2003
1221 Avenue of the Americas
New York, NY


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  ---------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management Inc.;
New York, NY                         President, Director and Chief Executive
                                     Officer of the Investment Manager and Morgan
                                     Stanley Services; Chairman, Chief Executive
                                     Officer and Director of the Distributor;
                                     Chairman and Director of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President Morgan Stanley
                                     Investments LP (since February 2003);
                                     President of the Institutional Funds (since
                                     July 2003) and President of the Retail Funds
                                     and TCW/DW Term Trust 2003 (since May 1999);
                                     Trustee (since July 2003) and President
                                     (since December 2002) of the Van Kampen
                                     Closed-End Funds; Trustee (since May 1999)
                                     and President (since October 2002) of the Van
                                     Kampen Open-End Funds.
Barry Fink (48)                      General Counsel (since May 2000) and Managing
1221 Avenue of the Americas          Director (since December 2000) of Morgan
New York, NY                         Stanley Investment Management; Managing
                                     Director (since December 2000), Secretary
                                     (since February 1997) and Director (since
                                     July 1998) of the Investment Manager and
                                     Morgan Stanley Services; Assistant Secretary
                                     of Morgan Stanley DW; Chief Legal Officer of
                                     Morgan Stanley Investments LP (since July
                                     2002); Vice President of the Institutional
                                     Funds (since July 2003); Vice President and
                                     Secretary of the Distributor; previously
                                     Secretary of the Retail Funds (February
                                     1997-July 2003); previously Vice President
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services (February 1997-December 2001).
Ronald E. Robison (64)               Chief Global Operations Officer and Managing
1221 Avenue of the Americas          Director of Morgan Stanley Investment
New York, NY                         Management Inc.; Managing DIrector of Morgan
                                     Stanley & Co. Incorporated; Managing DIrector
                                     of Morgan Stanley; Managing Director, Chief
                                     Administrative Officer and Director of the
                                     Investment Manager and Morgan Stanley
                                     Services; Chief Executive Officer and
                                     Director of the Transfer Agent; Executive
                                     Vice President and Principal Executive
                                     Officer of the Institutional Funds (since
                                     July 2003); and the TCW/DW Term Trust 2003
                                     (since April 2003); previously President of
                                     the Institutional Funds (March 2001-July
                                     2003) and Director of the Institutional Funds
                                     (March 2001-July 2003).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and Morgan
                                     Stanley Investments LP; Director of the
                                     Transfer Agent, Chief Investment Officer of
                                     the Van Kampen Funds; Vice President of the
                                     Institutional Funds (since July 2003) and the
                                     Retail Funds (since July 1995).
Stefanie V. Chang (36)               Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas          and Morgan Stanley Investment Management Inc.
New York, NY                         and Vice President of the Institutional Funds
                                     (since December 1997) and the Retail Funds
                                     (since July 2003); formerly practiced law
                                     with the New York law firm of Rogers & Wells
                                     (now Clifford Chance LLP).

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Francis Smith (37)                   Treasurer and Chief Financial        Treasurer since July 2003 and Chief
c/o Morgan Stanley Trust             Officer                              Financial Officer since September
Harborside Financial Center,                                              2002
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Vice President                       Since July 2003
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Mary E. Mullin (36)                  Secretary                            Since July 2003
1221 Avenue of the Americas
New York, NY


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  ---------------------------------------------
Francis Smith (37)                   Executive Director of the Investment Manager
c/o Morgan Stanley Trust             and Morgan Stanley Services (since December
Harborside Financial Center,         2001); previously Vice President of the
Plaza Two,                           Retail Funds (September 2002-July 2003);
Jersey City, NJ                      previously Vice President of the Investment
                                     Manager and Morgan Stanley Services (August
                                     2000-November 2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002) and
c/o Morgan Stanley Trust             Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously Treasurer of the Retail
Jersey City, NJ                      Funds (April 1989-July 2003); formerly First
                                     Vice President of the Investment Manager, the
                                     Distributor and Morgan Stanley Services.
Mary E. Mullin (36)                  Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas          Incorporated and Morgan Stanley Investment
New York, NY                         Management Inc.; Secretary of the
                                     Institutional Funds (since June 1999) and the
                                     Retail Funds (since July 2003); formerly
                                     practiced law with the New York law firms of
                                     McDermott, Will & Emery and Skadden, Arps,
                                     Slate, Meagher & Flom LLP.

----------------------------

   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

[GRAPHIC]

LARGE BLEND


MORGAN STANLEY
VALUE-ADDED
MARKET SERIES--
EQUITY PORTFOLIO


ANNUAL REPORT
JUNE 30, 2003


[MORGAN STANLEY LOGO]


TRUSTEES
MICHAEL BOZIC
CHARLES A. FIUMEFREDDO
EDWIN J. GARN
WAYNE E. HEDIEN
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS
MICHAEL E. NUGENT
PHILIP J. PURCELL
FERGUS REID

OFFICERS
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MITCHELL M. MERIN
PRESIDENT

RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BARRY FINK
VICE PRESIDENT AND GENERAL COUNSEL

JOSEPH J. MCALINDEN
VICE PRESIDENT

STEFANIE V. CHANG
VICE PRESIDENT

FRANCIS SMITH
TREASURER AND CHIEF FINANCIAL OFFICER

THOMAS F. CALOIA
VICE PRESIDENT

MARY E. MULLIN
SECRETARY

TRANSFER AGENT
MORGAN STANLEY TRUST
HARBORSIDE FINANCIAL CENTER, PLAZA TWO
JERSEY CITY, NEW JERSEY 07311

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
TWO WORLD FINANCIAL CENTER
NEW YORK, NEW YORK 10281

INVESTMENT MANAGER
MORGAN STANLEY INVESTMENT ADVISORS INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, ITS FEES AND EXPENSES AND OTHER PERTINENT INFORMATION, PLEASE READ ITS PROSPECTUS. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING ITS TRUSTEES. IT IS AVAILABLE, WITHOUT CHARGE, BY CALLING (800) 869-NEWS.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENTS AND SERVICES OFFERED THROUGH MORGAN STANLEY DW INC., MEMBER SIPC. MORGAN STANLEY DISTRIBUTORS INC., MEMBER NASD.

(C) 2003 MORGAN STANLEY

38565RPT-11833G03-AP-7/03

[MORGAN STANLEY LOGO]

Item 9 - Controls and Procedures

   The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value-Added Market Series - Equity Portfolio
Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003